Derivative financial instruments (Analysis of contractual cash inflows (outflows) of major derivative financial instruments) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Details of derivative financial instruments [line items]
Derivative financial assets, Carrying amounts	¥ 34,705	¥ 333,692
Derivative financial liabilities, Carrying amounts	545,292	210,664
Fuel derivatives used for hedging [member]
Details of derivative financial instruments [line items]
Derivative financial assets, Carrying amounts	25,629	330,966
Derivative financial liabilities, Carrying amounts	357,088	11,794
Derivative financial assets (net settlement), Contractual cash flows	25,629	330,966
Derivative financial liabilities (net settlement), Contractual cash flows	(357,088)	(11,794)
Forward exchange contracts used for hedging [member]
Details of derivative financial instruments [line items]
Derivative financial assets, Carrying amounts	9,062	0
Derivative financial liabilities, Carrying amounts	21,335	68,102
Derivative financial assets - inflows, Contractual cash flows	744,936
Derivative financial assets - outflows, Contractual cash flows	(730,691)
Derivative financial assets (net settlement), Contractual cash flows	14,245
Derivative financial liabilities - inflows, Contractual cash flows	2,425,238	2,509,363
Derivative financial liabilities - outflows, Contractual cash flows	(2,433,994)	(2,568,034)
Derivative financial liabilities (net settlement), Contractual cash flows	(8,756)	(58,671)
Forward exchange contracts that do not qualify as hedges [member]
Details of derivative financial instruments [line items]
Derivative financial assets, Carrying amounts	14
Derivative financial liabilities, Carrying amounts	47
Derivative financial assets (net settlement), Contractual cash flows	12
Derivative financial liabilities (net settlement), Contractual cash flows	(32)
Fuel derivatives that do not qualify as hedges [member]
Details of derivative financial instruments [line items]
Derivative financial assets, Carrying amounts	0	2,726
Derivative financial liabilities, Carrying amounts	17,705	125
Derivative financial assets (net settlement), Contractual cash flows		2,726
Derivative financial liabilities (net settlement), Contractual cash flows	(17,705)	(125)
Net-settled interest rate swaps used for hedging [member]
Details of derivative financial instruments [line items]
Derivative financial liabilities, Carrying amounts	149,117	130,643
Derivative financial liabilities (net settlement), Contractual cash flows	(151,975)	(154,367)
Within 1 year [member] | Fuel derivatives used for hedging [member]
Details of derivative financial instruments [line items]
Derivative financial assets (net settlement), Contractual cash flows	23,086	255,638
Derivative financial liabilities (net settlement), Contractual cash flows	(278,501)	(9,768)
Within 1 year [member] | Forward exchange contracts used for hedging [member]
Details of derivative financial instruments [line items]
Derivative financial assets - inflows, Contractual cash flows	534,355
Derivative financial assets - outflows, Contractual cash flows	(526,988)
Derivative financial assets (net settlement), Contractual cash flows	7,367
Derivative financial liabilities - inflows, Contractual cash flows	2,059,061	2,041,812
Derivative financial liabilities - outflows, Contractual cash flows	(2,069,218)	(2,083,441)
Derivative financial liabilities (net settlement), Contractual cash flows	(10,157)	(41,629)
Within 1 year [member] | Forward exchange contracts that do not qualify as hedges [member]
Details of derivative financial instruments [line items]
Derivative financial assets (net settlement), Contractual cash flows	12
Derivative financial liabilities (net settlement), Contractual cash flows	(32)
Within 1 year [member] | Fuel derivatives that do not qualify as hedges [member]
Details of derivative financial instruments [line items]
Derivative financial assets (net settlement), Contractual cash flows		2,726
Derivative financial liabilities (net settlement), Contractual cash flows	(14,366)	(125)
Within 1 year [member] | Net-settled interest rate swaps used for hedging [member]
Details of derivative financial instruments [line items]
Derivative financial liabilities (net settlement), Contractual cash flows	(37,769)	(82,533)
Cash flows, Between 1 and 5 years [member] | Fuel derivatives used for hedging [member]
Details of derivative financial instruments [line items]
Derivative financial assets (net settlement), Contractual cash flows	2,543	75,328
Derivative financial liabilities (net settlement), Contractual cash flows	(78,587)	(2,026)
Cash flows, Between 1 and 5 years [member] | Forward exchange contracts used for hedging [member]
Details of derivative financial instruments [line items]
Derivative financial assets - inflows, Contractual cash flows	210,581
Derivative financial assets - outflows, Contractual cash flows	(203,703)
Derivative financial assets (net settlement), Contractual cash flows	6,878
Derivative financial liabilities - inflows, Contractual cash flows	366,177	467,551
Derivative financial liabilities - outflows, Contractual cash flows	(364,776)	(484,593)
Derivative financial liabilities (net settlement), Contractual cash flows	1,401	(17,042)
Cash flows, Between 1 and 5 years [member] | Forward exchange contracts that do not qualify as hedges [member]
Details of derivative financial instruments [line items]
Derivative financial assets (net settlement), Contractual cash flows	0
Derivative financial liabilities (net settlement), Contractual cash flows	0
Cash flows, Between 1 and 5 years [member] | Fuel derivatives that do not qualify as hedges [member]
Details of derivative financial instruments [line items]
Derivative financial assets (net settlement), Contractual cash flows		0
Derivative financial liabilities (net settlement), Contractual cash flows	(3,339)	0
Cash flows, Between 1 and 5 years [member] | Net-settled interest rate swaps used for hedging [member]
Details of derivative financial instruments [line items]
Derivative financial liabilities (net settlement), Contractual cash flows	(47,562)	(71,834)
Cash flows, After 5 years [member] | Fuel derivatives used for hedging [member]
Details of derivative financial instruments [line items]
Derivative financial assets (net settlement), Contractual cash flows	0	0
Derivative financial liabilities (net settlement), Contractual cash flows	0	0
Cash flows, After 5 years [member] | Forward exchange contracts used for hedging [member]
Details of derivative financial instruments [line items]
Derivative financial assets - inflows, Contractual cash flows	0
Derivative financial assets - outflows, Contractual cash flows	0
Derivative financial assets (net settlement), Contractual cash flows	0
Derivative financial liabilities - inflows, Contractual cash flows	0	0
Derivative financial liabilities - outflows, Contractual cash flows	0	0
Derivative financial liabilities (net settlement), Contractual cash flows	0	0
Cash flows, After 5 years [member] | Forward exchange contracts that do not qualify as hedges [member]
Details of derivative financial instruments [line items]
Derivative financial assets (net settlement), Contractual cash flows	0
Derivative financial liabilities (net settlement), Contractual cash flows	0
Cash flows, After 5 years [member] | Fuel derivatives that do not qualify as hedges [member]
Details of derivative financial instruments [line items]
Derivative financial assets (net settlement), Contractual cash flows		0
Derivative financial liabilities (net settlement), Contractual cash flows	0	0
Cash flows, After 5 years [member] | Net-settled interest rate swaps used for hedging [member]
Details of derivative financial instruments [line items]
Derivative financial liabilities (net settlement), Contractual cash flows	¥ (66,644)	¥ 0